As filed with the U.S. Securities and Exchange Commission on June 5, 2019

File No. 333-195493
File No. 811-22961

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.
Post‑Effective Amendment No. 18
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 21

Alpha Architect ETF Trust
(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road
Broomall, Pennsylvania 19008
(Address of Principal Executive Offices, Zip Code)

(215) 882-9983
(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray
213 Foxcroft Road
Broomall, Pennsylvania 19008
(Name and Address of Agent for Service)

Copy to:
Michael Pellegrino, Esq.
Pellegrino, LLC
303 West Lancaster Avenue, Suite 302
Wayne, PA 19087
It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment (“PEA”) No. 18 to the Alpha Architect ETF Trust (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 17 on Form N-1A filed May 17, 2019. This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibits for the risk return summary first provided in PEA No. 17 to the Trust’s Registration Statement for its series Freedom 100 Emerging Markets ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 5th day of June, 2019.

ALPHA ARCHITECT ETF TRUST
By: /s/ Wesley R. Gray
Wesley R. Gray
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Title	Date
/s/ Wesley R. Gray	Trustee and President	June 5, 2019
Wesley R. Gray

/s/ John R. Vogerl	Treasurer and Chief Financial Officer	June 5, 2019
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer	June 5, 2019
Patrick Cleary

/s/ Daniel Dorn	Trustee	June 5, 2019
Daniel Dorn*

/s/ Michael Pagano	Trustee	June 5, 2019
Michael Pagano*

/s/ Emeka Oguh	Trustee	June 5, 2019
Emeka Oguh*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact
(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 12 to the Registrant’s registration statement on January 24, 2019)

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE